Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2019
Property, plant and equipment [abstract]
Net book value of property, plant and equipment
Depreciation on other assets is calculated using the straight-line method to reduce their cost to their residual values over their estimated useful lives, as follows:

Property: Buildings	50 years
Plant and equipment	3 – 20 years
Motor vehicles	3 – 7 years
Other: Furniture, fittings and equipment	2 – 10 years
Computer and radio equipment	3 – 7 years
In-vehicle devices installed	1 – 5 years

	Property R’000	Plant, equipment, vehicles and other R’000	Computer and radio equipment R’000	In-vehicle devices uninstalled R’000	In-vehicle devices installed R’000	Total R’000

At April 1, 2017
Cost	22,288	48,186	58,048	55,470	333,057	517,049
Accumulated depreciation and impairments	(4,777)	(33,315)	(45,728)	—	(139,109)	(222,929)
Net book amount	17,511	14,871	12,320	55,470	193,948	294,120

Year ended March 31, 2018
Opening net book amount	17,511	14,871	12,320	55,470	193,948	294,120
Additions	—	4,090	4,630	229,528	—	238,248
Transfers	—	(613)	613	(232,050)	232,050	—
Assets classified as held for sale	(17,058)	—	—	—	—	(17,058)
Impairment (notes 5, 24, 30, 32.2)	—	(6)	(3)	—	—	(9)
Disposals*	—	(606)	(165)	—	(1,165)	(1,936)
Depreciation charge (notes 5, 24, 32.2)	(453)	(5,237)	(6,772)	—	(139,483)	(151,945)
Currency translation differences	—	(280)	(253)	(2,777)	(24,072)	(27,382)
– Cost	—	(1,103)	(985)	(2,777)	(33,762)	(38,627)
– Accumulated depreciation and impairments	—	823	732	—	9,690	11,245
Closing net book amount	—	12,219	10,370	50,171	261,278	334,038

At March 31, 2018
Cost	—	47,066	46,735	50,171	470,545	614,517
Accumulated depreciation and impairments	—	(34,847)	(36,365)	—	(209,267)	(280,479)
Net book amount	—	12,219	10,370	50,171	261,278	334,038

	Property R’000	Plant, equipment, vehicles and other R’000	Computer and radio equipment R’000	In-vehicle devices uninstalled R’000	In-vehicle devices installed R’000	Total R’000

Year ended March 31, 2019

Opening net book amount	—	12,219	10,370	50,171	261,278	334,038
Adjustment on initial application of IFRS 16	29,273	1,295	—	—	—	30,568
Additions	14,674	6,068	6,474	196,810	—	224,026
Transfers	—	(12)	12	(175,473)	175,473	—
Disposals**	—	(223)	(58)	—	(1,355)	(1,636)
Depreciation charge (notes 5, 24, 32.2)	(10,947)	(5,438)	(5,418)	—	(161,675)	(183,478)
Currency translation differences	5,668	432	356	5,005	42,467	53,928
– Cost	8,298	2,315	1,911	5,005	62,003	79,532
– Accumulated depreciation and impairments	(2,630)	(1,883)	(1,555)	—	(19,536)	(25,604)
Closing net book amount	38,668	14,341	11,736	76,513	316,188	457,446

Owned assets
Year ended March 31, 2019
Opening net book amount	—	12,219	10,370	50,171	261,278	334,038
Additions	—	5,626	6,474	196,810	—	208,910
Transfers	—	(12)	12	(175,473)	175,473	—
Disposals**	—	(223)	(58)	—	(1,355)	(1,636)
Depreciation charge (notes 5, 24, 32.2)	—	(4,662)	(5,418)	—	(161,675)	(171,755)
Currency translation differences	—	267	356	5,005	42,467	48,095
– Cost	—	2,016	1,911	5,005	62,003	70,935
– Accumulated depreciation and impairments	—	(1,749)	(1,555)	—	(19,536)	(22,840)
Net book amount	—	13,215	11,736	76,513	316,188	417,652

Cost	—	50,262	51,853	76,513	654,453	833,081
Accumulated depreciation and impairments	—	(37,047)	(40,117)	—	(338,265)	(415,429)
Net book amount	—	13,215	11,736	76,513	316,188	417,652

	Property R’000	Plant, equipment, vehicles and other R’000	Computer and radio equipment R’000	In-vehicle devices uninstalled R’000	In-vehicle devices installed R’000	Total R’000
Right-of-use assets
Year ended March 31, 2019
Opening net book amount	—	—	—	—	—	—
Adjustment on initial application of IFRS 16	29,273	1,295	—	—	—	30,568
Additions	14,674	442	—	—	—	15,116
Depreciation charge (notes 5, 24, 32.2)	(10,947)	(776)	—	—	—	(11,723)
Currency translation differences	5,668	165	—	—	—	5,833
– Cost	8,298	22	—	—	—	8,320
– Accumulated depreciation and impairments	(2,630)	143	—	—	—	(2,487)
Net book amount	38,668	1,126	—	—	—	39,794
Cost	66,502	2,745	—	—	—	69,247
Accumulated depreciation and impairments	(27,834)	(1,619)	—	—	—	(29,453)
Net book amount	38,668	1,126	—	—	—	39,794

Property, plant and equipment comprises owned and leased assets. The Group leases many assets including land and buildings, vehicles, machinery and IT equipment.

* The historical costs and accumulated depreciation on fully depreciated assets which were retired and removed from the accounting records during fiscal 2018 included R1.2 million relating to plant, equipment, vehicles and other, R14.7 million relating to computer and radio equipment and R63.9 million relating to in-vehicle devices installed.

** The historical costs and accumulated depreciation on fully depreciated assets which were retired and removed from the accounting records during fiscal 2019 included R1.4 million relating to plant, equipment, vehicles and other, R0.2 million relating to computer and radio equipment and R55.6 million relating to in-vehicle devices installed.

Assets classified as held for sale

	March 31, 2019 R’000	March 31, 2018 R’000

Non-current assets
Property, plant and equipment	457,446	334,038
Current assets
Assets classified as held for sale	17,058	17,058
Total property, plant and equipment	474,504	351,096